Investments in Associates and Joint Ventures - Schedule of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Book amount	₩ 1,563,946	₩ 1,562,232
KIF Investment Fund
Disclosure of associates [line items]
Net assets	₩ 584,972	₩ 573,376
Percentage of ownership (%)	33.33%	33.33%
Share in net assets	₩ 194,991	₩ 191,125
Intercompany transaction and others	0	0
Book amount	194,991	191,125
K Bank Inc.
Disclosure of associates [line items]
Net assets	₩ 2,170,161	₩ 2,004,530
Percentage of ownership (%)	33.72%	33.72%
Share in net assets	₩ 731,812	₩ 675,958
Intercompany transaction and others	206,405	241,683
Book amount	938,217	917,641
HD Hyundai Robotics Co., Ltd.
Disclosure of associates [line items]
Net assets	₩ 283,499	₩ 250,819
Percentage of ownership (%)	10.00%	10.00%
Share in net assets	₩ 28,350	₩ 25,082
Intercompany transaction and others	16,601	20,748
Book amount	44,951	45,830
Megazone Cloud Corporation
Disclosure of associates [line items]
Net assets	₩ 582,381	₩ 548,558
Percentage of ownership (%)	6.83%	6.83%
Share in net assets	₩ 39,767	₩ 37,457
Intercompany transaction and others	88,868	93,316
Book amount	128,635	130,773
IGIS No. 468-1 General Private Real Estate Investment Company
Disclosure of associates [line items]
Net assets	₩ 51,878	₩ 52,359
Percentage of ownership (%)	44.64%	44.64%
Share in net assets	₩ 23,160	₩ 23,374
Intercompany transaction and others	0	0
Book amount	23,160	23,374
KT-DSC Creative Economy Youth Start-up Investment Fund
Disclosure of associates [line items]
Net assets	₩ 54,519	₩ 55,827
Percentage of ownership (%)	28.57%	28.57%
Share in net assets	₩ 15,577	₩ 15,951
Intercompany transaction and others	3	0
Book amount	15,580	15,951
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC
Disclosure of associates [line items]
Net assets	₩ 8,471	₩ 41,663
Percentage of ownership (%)	35.29%	35.29%
Share in net assets	₩ 2,990	₩ 14,705
Intercompany transaction and others	4,271	(4,978)
Book amount	₩ 7,261	₩ 9,727